Inventories	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories as of March 31, 2015 and 2016 are as follows:

	2015	2016
	$ in thousands	$ in thousands

Raw materials	1,978	684
Work in progress	676	430
Finished goods	467	709

	3,121	1,823

During the fiscal years ended March 31, 2014, 2015 and 2016, based upon material composition and expected usage, provision for inventories of approximately $874,000, $687,000 and $30,000, respectively, were charged to the consolidated statements of operations under cost of sales.